UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill Emerging Markets Fund

(Class A: SBHEX)

(Class I: SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Class A: SBHSX)

(Class I: SBSIX)

SEMI-ANNUAL REPORT

April 30, 2018

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill Emerging Markets Fund
Schedule of Investments	1
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Segall Bryant & Hamill International Small Cap Fund
Schedule of Investments	20
Statement of Assets and Liabilities	35
Statement of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38
Notes to Financial Statements	40
Expense Examples	52

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.7%
	Brazil – 5.6%
8,140	Banco Bradesco S.A. - ADR	$79,772
22,000	Banestes S.A. Banco do Estado do Espirito Santo	25,120
9,700	CCR S.A.	33,116
7,900	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	78,842
6,000	Cia de Saneamento de Minas Gerais-COPASA	86,321
5,600	Cosan S.A. Industria e Comercio	63,590
5,400	EcoRodovias Infraestrutura e Logistica S.A.	15,337
4,400	Fibria Celulose S.A. - ADR	86,064
22,200	Fras-Le S.A.	34,791
14,100	Itau Unibanco Holding S.A. - ADR	204,873
16,317	Itausa - Investimentos Itau S.A.	64,976
49,400	JBS S.A.	123,387
5,900	Petroleo Brasileiro S.A. - ADR *	83,131
45,500	QGEP Participacoes S.A.	165,858
12,700	Qualicorp S.A.	88,275
25,600	SLC Agricola S.A.	326,796
13,400	Tupy S.A.	72,294
33,974	Vale S.A. - ADR	470,200
26,100	Via Varejo S.A.	60,422
		2,163,165
	Chile – 1.2%
87,831	AES Gener S.A.	24,545
7,412	AntarChile S.A.	134,220
9,207	Enersis Chile S.A. - ADR	57,268
80,000	Grupo Security S.A.	40,694
1,330	Inversiones La Construccion S.A.	26,439
34,306	Salfacorp S.A.	65,467
239,282	Sociedad Matriz SAAM S.A.	24,909
103,232	Socovesa S.A.	69,174
		442,716
	China – 29.7%
24,000	Agile Property Holdings Ltd.	47,342
319,000	Agricultural Bank of China Ltd. - Class H	179,856
6,400	Alibaba Group Holding Ltd. - ADR *	1,142,656
13,500	Anhui Conch Cement Co., Ltd. - Class H	84,260
24,000	Anhui Expressway Co., Ltd. - Class H	17,743
282,000	AVIC International Holdings Ltd. - Class H	190,944
49,000	BAIC Motor Corp. Ltd. - Class H [1]	47,299
500	Baidu, Inc. - ADR *	125,450
681,000	Bank of China Ltd. - Class H	369,666
194,000	Bank of Communications Co., Ltd. - Class H	158,746
124,000	Beijing Jingneng Clean Energy Co., Ltd. - Class H	31,155
88,000	BYD Electronic International Co., Ltd.	134,182

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	China (Continued)
130,000	China Aoyuan Property Group Ltd.	$104,435
38,000	China Communications Services Corp. Ltd. - Class H	23,857
697,000	China Construction Bank Corp. - Class H	730,213
839,000	China Datang Corp. Renewable Power Co., Ltd. - Class H	173,408
412,000	China Dongxiang Group Co., Ltd.	75,411
112,000	China Everbright Ltd.	246,462
18,000	China Evergrande Group *	57,016
16,000	China Hongqiao Group Ltd.	17,405
24	China Literature Ltd. * 1	193
68,000	China Lumena New Materials Corp. * 2	—
29,000	China Machinery Engineering Corp. - Class H	16,848
6,000	China Metal Recycling Holdings Ltd. * 2	—
49,500	China Mobile Ltd.	471,558
122,000	China Petroleum & Chemical Corp. - Class H	118,810
18,000	China Railway Construction Corp. Ltd. - Class H	21,316
88,000	China Resources Cement Holdings Ltd.	92,318
65,500	China Shenhua Energy Co., Ltd. - Class H	160,661
229,000	China Suntien Green Energy Corp. Ltd. - Class H	76,566
12,600	China Vanke Co., Ltd. - Class H	52,074
63,500	China Yongda Automobiles Services Holdings Ltd.	72,568
2,400	China Yuchai International Ltd.	49,944
178,000	Chongqing Machinery & Electric Co., Ltd. - Class H	17,154
48,000	CIFI Holdings Group Co., Ltd.	37,797
92,000	CNOOC Ltd.	155,637
102,000	Dah Chong Hong Holdings Ltd.	54,178
32,000	Future Land Development Holdings Ltd.	26,498
302,000	GCL-Poly Energy Holdings Ltd. *	37,354
156,000	Guangzhou Automobile Group Co., Ltd. - Class H	285,746
26,000	Guangzhou R&F Properties Co., Ltd. - Class H	61,817
578,000	Industrial & Commercial Bank of China Ltd. - Class H	507,413
36,500	Kingboard Chemical Holdings Ltd.	148,492
133,000	Kingboard Laminates Holdings Ltd.	177,274
20,000	Logan Property Holdings Co., Ltd.	29,323
50,000	Lonking Holdings Ltd.	22,721
30,000	Nine Dragons Paper Holdings Ltd.	44,743
100,000	Overseas Chinese Town Asia Holdings Ltd.	61,066
166,000	PICC Property & Casualty Co., Ltd. - Class H	297,166
10,000	Ping An Insurance Group Co. of China Ltd. - Class H	97,713
36,000	Qingdao Port International Co., Ltd. - Class H [1]	29,576
59,000	Qinhuangdao Port Co., Ltd. - Class H	15,621
28,000	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	17,207
20,000	Shandong Xinhua Pharmaceutical Co., Ltd. - Class H	20,365
238,000	Shanghai Prime Machinery Co., Ltd. - Class H	39,327
66,000	Shengjing Bank Co., Ltd. - Class H [1]	44,092

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	China (Continued)
28,000	Shenzhen International Holdings Ltd.	$61,177
37,000	Shimao Property Holdings Ltd.	97,867
66,000	Shougang Fushan Resources Group Ltd.	16,179
695,000	Sihuan Pharmaceutical Holdings Group Ltd.	167,970
129,500	Sino-Ocean Group Holding Ltd.	89,919
36,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	23,904
3,600	Sinopharm Group Co., Ltd. - Class H	15,182
463,000	Sinosoft Technology Group Ltd.	193,891
106,500	Sinotrans Shipping Ltd.	27,577
108,000	Sinotruk Hong Kong Ltd.	126,535
25,000	Spring Real Estate Investment Trust - REIT	10,384
689,000	Springland International Holdings Ltd.	194,014
34,700	Tencent Holdings Ltd.	1,705,943
30,500	Texhong Textile Group Ltd.	42,492
70,000	Tianneng Power International Ltd.	101,002
430,000	Time Watch Investments Ltd.	56,978
20,000	Tingyi Cayman Islands Holding Corp.	37,917
88,000	Tomson Group Ltd.	43,855
53,000	Tonly Electronics Holdings Ltd.	53,751
80,000	Weichai Power Co., Ltd. - Class H	92,612
140,000	Weiqiao Textile Co. - Class H	67,650
468,000	Xinyi Solar Holdings Ltd.	213,247
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	95,100
28,000	Yuzhou Properties Co., Ltd.	20,368
4,200	YY, Inc. - ADR *	404,838
74,000	Zhongsheng Group Holdings Ltd.	212,132
		11,491,126
	Colombia – 0.8%
2,200	Avianca Holdings S.A. - ADR	17,974
4,640	Banco de Bogota S.A.	114,804
4,724	Bancolombia S.A.	55,835
500	Bancolombia S.A. - ADR	23,830
4,500	Ecopetrol S.A. - ADR	99,360
		311,803
	Czech Republic – 0.1%
10,871	Moneta Money Bank A.S. [1]	39,075

	Egypt – 0.4%
8,826	ElSewedy Electric Co.	125,714
28,493	Telecom Egypt Co.	25,999
		151,713
	Greece – 0.4%
2,693	Bank of Greece	49,106

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Greece (Continued)
2,307	Motor Oil Hellas Corinth Refineries S.A.	$54,968
2,310	Mytilineos Holdings S.A. *	27,854
7,232	Public Power Corp. S.A. *	23,858
		155,786
	Hungary – 0.1%
11,641	Magyar Telekom Telecommunications PLC	20,135
428	OTP Bank Nyrt	18,662
		38,797
	India – 8.5%
6,993	Adani Transmission Ltd. *	17,550
11,780	Aurobindo Pharma Ltd.	113,020
63,817	Balrampur Chini Mills Ltd.	66,529
11,619	Bharat Petroleum Corp. Ltd.	67,198
2,448	Cadila Healthcare Ltd. *	15,088
11,579	Cox & Kings Ltd.	37,986
2,046	Cyient Ltd.	23,239
8,313	DCM Shriram Ltd.	41,220
11,022	Dewan Housing Finance Corp. Ltd.	105,132
9,984	FDC Ltd.	37,100
58,120	Future Enterprises Ltd.	33,171
1,370	GAIL India Ltd. - GDR	40,261
2,303	Goodyear India Ltd.	43,725
14,917	Gujarat Ambuja Exports Ltd.	64,278
22,239	HCL Technologies Ltd.	349,954
14,858	Hindalco Industries Ltd.	52,032
11,468	Hindustan Petroleum Corp. Ltd.	52,117
25,670	HT Media Ltd.	34,599
5,416	Indiabulls Housing Finance Ltd.	105,546
6,326	Indiabulls Housing Finance Ltd. - GDR	123,885
13,454	Indian Oil Corp. Ltd.	32,557
4,000	Infosys Ltd. - ADR	70,680
3,161	InterGlobe Aviation Ltd. [1]	66,245
14,678	IRB Infrastructure Developers Ltd.	61,778
7,712	ITC Ltd.	32,440
8,550	Jindal Saw Ltd.	15,737
18,916	JM Financial Ltd.	40,064
12,647	JSW Steel Ltd.	61,208
11,972	JTEKT India Ltd.	20,202
4,064	Jubilant Life Sciences Ltd.	53,395
5,752	Kaveri Seed Co., Ltd.	45,926
1,144	Maharashtra Scooters Ltd.	41,733
24,638	Mangalore Refinery & Petrochemicals Ltd.	39,707
15,673	Muthoot Finance Ltd.	105,273

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	India (Continued)
59,289	NHPC Ltd.	$25,216
6,426	NIIT Technologies Ltd.	111,278
16,631	Oil & Natural Gas Corp. Ltd.	44,867
7,826	PC Jeweller Ltd.	16,865
12,614	Petronet LNG Ltd.	42,747
88,983	Power Finance Corp. Ltd.	116,684
10,462	Power Grid Corp. of India Ltd.	32,497
21,189	Redington India Ltd.	43,761
5,500	Reliance Industries Ltd. - GDR [1]	158,950
19,341	Suven Life Sciences Ltd.	51,887
7,471	Tata Investment Corp. Ltd.	96,594
7,389	Tata Steel Ltd. - GDR	65,346
6,745	Tech Mahindra Ltd.	67,481
2,878	TV Today Network Ltd.	20,552
3,693	Vaibhav Global Ltd. *	39,973
16,894	Vedanta Ltd.	74,989
8,500	Vedanta Ltd. - ADR	150,620
8,344	Welspun Enterprises Ltd.	18,755
		3,289,637
	Indonesia – 2.4%
372,500	Adaro Energy Tbk P.T.	48,779
92,000	Adira Dinamika Multi Finance Tbk P.T.	56,704
1,719,100	Bank Bukopin Tbk	52,690
250,400	Bank Negara Indonesia Persero Tbk P.T.	144,159
1,306,300	Bank Pembangunan Daerah Jawa Timur Tbk P.T.	66,968
1,255,800	BFI Finance Indonesia Tbk P.T.	73,114
520,300	Global Mediacom Tbk P.T.	21,614
106,500	Indofood Sukses Makmur Tbk P.T.	53,247
166,300	Link Net Tbk P.T.	64,548
474,300	Mitra Pinasthika Mustika Tbk P.T.	39,205
469,300	Paninvest Tbk P.T. *	38,508
820,600	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	74,209
126,300	PP Persero Tbk P.T. *	21,922
3,200	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	87,200
21,900	United Tractors Tbk P.T.	53,434
137,900	Waskita Karya Persero Tbk P.T.	21,784
		918,085
	Malaysia – 2.7%
64,600	AirAsia Group Bhd	63,108
34,900	Berjaya Sports Toto Bhd	18,657
118,400	CIMB Group Holdings Bhd	215,779
27,900	Genting Bhd	63,360
85,200	Kim Loong Resources Bhd	28,137

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Malaysia (Continued)
70,900	Magnum Bhd	$32,346
25,500	Malayan Banking Bhd	69,908
117,100	Malayan Flour Mills Bhd	45,649
99,375	Matrix Concepts Holdings Bhd	50,988
22,300	Oriental Holdings BHD	35,637
241,800	OSK Holdings Bhd	61,327
2,200	Panasonic Manufacturing Malaysia BHD	19,625
27,400	Petronas Chemicals Group Bhd	58,866
63,500	Sarawak Oil Palms Bhd	58,128
50,600	Supermax Corp. Bhd	36,921
38,000	Tenaga Nasional Bhd	153,014
60,600	UOA Development Bhd	37,532
		1,048,982
	Mexico – 2.7%
15,300	America Movil S.A.B. de C.V. - ADR	282,897
24,000	Credito Real S.A.B. de C.V. SOFOM ER	35,213
4,830	Gruma S.A.B. de C.V. - Class B	58,994
31,200	Grupo Comercial Chedraui S.A. de C.V.	65,413
83,700	Grupo Famsa S.A.B. de C.V. - Class A *	54,779
7,900	Grupo Financiero Banorte S.A.B. de C.V. - Class O	49,431
41,000	Grupo Mexico S.A.B. de C.V.	136,293
3,244	Grupo Sanborns S.A.B. de C.V.	3,351
37,500	Industrias Bachoco S.A.B. de C.V.	193,194
2,520	Industrias Penoles S.A.B. de C.V.	52,892
18,000	Mexichem S.A.B. de C.V.	56,227
25,460	Rassini S.A.B. de C.V. - Class A	53,964
		1,042,648
	Peru – 0.2%
100	Credicorp Ltd.	23,249
61,923	Ferreycorp S.A.A.	50,063
697	Sociedad Minera Cerro Verde S.A.A.	19,795
		93,107
	Philippines – 1.1%
25,220	Cebu Air, Inc.	43,130
273,700	DMCI Holdings, Inc.	58,178
226,500	East West Banking Corp.	76,070
20,230	First Philippine Holdings Corp.	25,390
2,900	PLDT, Inc. - ADR	79,721
36,100	San Miguel Corp.	97,286
48,480	Semirara Mining & Power Corp.	28,901
177,500	Vista Land & Lifescapes, Inc.	22,257
		430,933

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Poland – 1.0%
531	Bank Polska Kasa Opieki S.A.	$17,622
1,407	Dom Development S.A.	35,969
6,423	Enea S.A.	19,026
7,781	Energa S.A.	22,736
2,038	Jastrzebska Spolka Weglowa S.A. *	47,788
741	Polski Koncern Naftowy ORLEN S.A.	18,873
24,043	Polskie Gornictwo Naftowe i Gazownictwo S.A.	42,198
9,034	Powszechny Zaklad Ubezpieczen S.A.	109,825
51,549	Tauron Polska Energia S.A. *	34,401
3,965	Warsaw Stock Exchange	44,484
		392,922
	Qatar – 0.4%
6,616	Doha Bank QSC	49,225
3,592	Ooredoo QSC	78,143
900	Qatar Industrial Manufacturing Co. QSC	9,566
7,971	Salam International Investment Ltd. QSC *	12,413
		149,347
	Russia – 3.0%
1,156	Cherkizovo Group PJSC	20,652
1,764,000	ENEL RUSSIA PJSC	41,878
25,400	Gazprom Neft PJSC	124,036
43,881	Gazprom PJSC - ADR	202,489
3,422	Lukoil PJSC - ADR	228,096
2,600	Mobile TeleSystems PJSC - ADR	27,300
118,190	Sberbank of Russia PJSC	421,288
45,100	Surgutneftegas OJSC	21,051
276	VSMPO-AVISMA Corp. PJSC	75,715
		1,162,505
	South Africa – 6.3%
2,828	African Rainbow Minerals Ltd.	23,230
13,382	Astral Foods Ltd.	329,918
21,413	Barclays Africa Group Ltd.	313,642
23,028	Blue Label Telecoms Ltd.	22,963
133,889	Delta Property Fund Ltd. - REIT	70,219
5,299	Exxaro Resources Ltd.	47,002
4,317	Kumba Iron Ore Ltd.	92,222
377,577	Merafe Resources Ltd.	48,466
32,707	Metair Investments Ltd.	56,361
3,051	Naspers Ltd. - N Shares	743,283
23,843	Netcare Ltd.	59,278
26,041	Raubex Group Ltd.	43,245
10,200	RMB Holdings Ltd.	63,977

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	South Africa (Continued)
13,521	Standard Bank Group Ltd.	$231,893
34,443	Stenprop Ltd.	51,119
45,137	Telkom S.A. SOC Ltd.	206,134
2,340	Truworths International Ltd.	19,131
1,501	Wilson Bayly Holmes-Ovcon Ltd.	19,179
		2,441,262
	South Korea – 14.6%
986	Aekyung Petrochemical Co., Ltd.	13,397
1,473	BGF Co., Ltd.	17,428
3	Celltrion, Inc. *	753
1,775	Chongkundang Holdings Corp.	115,792
206	Com2uSCorp	30,695
4,689	COWELL FASHION Co., Ltd.	23,747
420	Cuckoo Holdings Co., Ltd.	46,671
562	Dongwon Industries Co., Ltd.	177,360
6,217	Eugene Corp.	46,873
1,967	F&F Co., Ltd.	80,154
861	GS Holdings Corp.	49,285
3,752	Hana Financial Group, Inc.	166,713
1,580	Hanwha Chemical Corp.	42,474
3,364	HMC Investment Securities Co., Ltd.	36,974
5,933	Huvis Corp.	74,552
1,131	Hyundai Development Co.-Engineering & Construction	49,924
919	Hyundai Marine & Fire Insurance Co., Ltd.	32,833
6,934	Industrial Bank of Korea	108,738
683	IS Dongseo Co., Ltd.	20,824
1,096	Jahwa Electronics Co., Ltd.	17,350
1,350	Jeju Air Co., Ltd.	61,384
4,100	KB Financial Group, Inc. - ADR	231,240
18,222	Korea Real Estate Investment & Trust Co., Ltd.	52,310
2,217	Korea United Pharm, Inc.	58,508
2,043	Korean Air Lines Co., Ltd.	64,928
384	KT&G Corp.	35,114
2,488	Kumho Industrial Co., Ltd.	30,609
2,440	LF Corp.	64,167
1,779	LG Corp.	134,572
2,614	LG Electronics, Inc.	247,856
6,797	LG Uplus Corp.	77,814
195	Lotte Chemical Corp.	75,090
404	LS Corp.	29,294
3,051	Meritz Financial Group, Inc.	39,723
2,299	Meritz Fire & Marine Insurance Co., Ltd.	44,936
4,655	NH Investment & Securities Co., Ltd.	67,173

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	South Korea (Continued)
196	OCI Co., Ltd.	$28,412
2,500	POSCO - ADR	212,125
1,903	PSK, Inc.	40,834
1,359	Sajo Industries Co., Ltd.	89,694
2,959	Samjin Pharmaceutical Co., Ltd.	123,363
710	Samsung Electronics Co., Ltd.	1,761,622
1,564	Samsung Securities Co., Ltd.	53,791
873	Sangsangin Co., Ltd. *	17,647
1,418	SFA Engineering Corp.	42,865
1,000	Shinhan Financial Group Co., Ltd. - ADR	44,620
382	Shinyoung Securities Co., Ltd. *	20,862
5,173	SK Hynix, Inc.	406,826
541	SK Innovation Co., Ltd.	99,136
5,500	SK Telecom Co., Ltd. - ADR	130,625
1,088	SL Corp.	22,517
2,582	Taeyoung Engineering & Construction Co., Ltd.	28,098
1,329	TechWing, Inc.	22,640
1,960	WiSoL Co., Ltd.	25,016
		5,637,948
	Taiwan – 11.5%
47,000	Acer, Inc. *	35,844
260,000	AU Optronics Corp.	107,213
90,000	Bank of Kaohsiung Co., Ltd.	28,416
12,000	Catcher Technology Co., Ltd.	133,082
4,000	Chang Wah Electromaterials, Inc.	19,819
14,000	Cheng Uei Precision Industry Co., Ltd.	18,172
6,000	Chilisin Electronics Corp.	18,653
74,000	China Airlines Ltd. *	26,994
126,000	China Bills Finance Corp.	61,466
412,000	China Development Financial Holding Corp.	155,776
37,080	China General Plastics Corp.	39,658
44,000	China Motor Corp.	41,396
9,000	Chipbond Technology Corp.	17,834
2,400	Chunghwa Telecom Co., Ltd. - ADR	91,176
126,000	Compal Electronics, Inc.	82,070
17,000	Compeq Manufacturing Co., Ltd.	16,938
43,000	Continental Holdings Corp.	19,062
11,000	Coretronic Corp.	14,641
57,000	CTBC Financial Holding Co., Ltd.	40,650
13,000	E Ink Holdings, Inc.	14,384
13,000	Elan Microelectronics Corp.	18,816
12,000	Epistar Corp. *	16,332
53,000	Eva Airways Corp.	28,461

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Taiwan (Continued)
10,000	Feng Hsin Steel Co., Ltd.	$20,139
5,000	FLEXium Interconnect, Inc.	13,066
43,000	Formosa Advanced Technologies Co., Ltd.	47,749
27,000	Formosa Chemicals & Fibre Corp.	99,202
6,000	General Interface Solution Holding Ltd.	35,916
49,000	Grand Pacific Petrochemical	54,215
42,000	Great Wall Enterprise Co., Ltd.	54,316
10,000	Greatek Electronics, Inc.	18,097
57,000	HannStar Display Corp.	15,632
70,000	Hey Song Corp.	73,850
19,000	Hsin Kuang Steel Co., Ltd.	28,530
42,000	Inventec Corp.	31,821
19,000	King Yuan Electronics Co., Ltd.	18,742
62,000	King's Town Bank Co., Ltd.	74,264
45,000	Macronix International *	71,487
3,000	Merry Electronics Co., Ltd.	13,815
11,000	Micro-Star International Co., Ltd.	34,355
40,000	Nanya Technology Corp.	124,515
54,913	O-Bank Co., Ltd.	16,028
25,000	OptoTech Corp.	18,493
21,000	Oriental Union Chemical Corp.	22,519
88,000	Pou Chen Corp.	110,050
41,000	Powertech Technology, Inc.	117,368
132,000	Prince Housing & Development Corp.	52,493
28,000	Qisda Corp.	19,191
22,000	Radiant Opto-Electronics Corp.	45,411
343,000	Shin Kong Financial Holding Co., Ltd.	139,403
28,000	Shinkong Insurance Co., Ltd.	30,382
3,000	Simplo Technology Co., Ltd.	16,773
20,000	Supreme Electronics Co., Ltd.	21,385
30,000	Synnex Technology International Corp.	43,086
95,000	Systex Corp.	205,550
120,006	Taichung Commercial Bank Co., Ltd.	41,488
48,000	Taiwan Cement Corp.	65,963
24,600	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	945,870
29,000	Test Rite International Co., Ltd.	22,561
6,000	Tripod Technology Corp.	18,149
90,000	Union Bank Of Taiwan	29,462
33,000	UPC Technology Corp.	21,997
11,000	Wah Lee Industrial Corp.	20,468
104,000	Walsin Lihwa Corp.	70,712
84,000	Waterland Financial Holdings Co., Ltd.	29,336
82,000	Wistron Corp.	65,207
8,000	Yageo Corp.	167,688

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Taiwan (Continued)
22,000	YC INOX Co., Ltd.	$19,707
375,000	Yuanta Financial Holding Co., Ltd.	178,969
12,000	Zhen Ding Technology Holding Ltd.	26,112
		4,458,385
	Thailand – 2.2%
18,600	Glow Energy PCL	50,666
42,100	Indorama Ventures PCL	79,907
253,900	IRPC PCL	56,501
59,400	JWD Infologistics PCL	16,427
1,300	Kang Yong Electric PCL	18,948
123,700	KGI Securities Thailand PCL	17,232
33,200	Kiatnakin Bank PCL	77,376
135,700	PCS Machine Group Holding PCL	30,130
31,600	PTT Global Chemical PCL	97,663
79,000	PTT PCL	140,902
22,400	Saha-Union PCL	30,520
55,800	SPCG PCL	37,191
21,500	Thai Oil PCL	64,004
8,200	Thai Stanley Electric PCL	59,239
42,800	Thai Vegetable Oil PCL	47,804
53,000	Thaicom PCL	15,202
		839,712
	Turkey – 1.1%
21,642	Akbank Turk A.S.	45,030
17,411	Eczacibasi Yatirim Holding Ortakligi A.S.	43,421
69,567	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	69,887
21,710	Eregli Demir ve Celik Fabrikalari TAS	54,194
4,446	TAV Havalimanlari Holding A.S.	23,931
14,005	Tekfen Holding A.S.	52,998
7,000	Turkcell Iletisim Hizmetleri A.S. - ADR	60,550
27,032	Turkiye Garanti Bankasi A.S.	61,212
10,288	Turkiye Vakiflar Bankasi TAO	15,138
		426,361
	United Arab Emirates – 0.7%
43,379	DAMAC Properties Dubai Co. PJSC	32,626
118,504	Dubai Islamic Bank PJSC	177,440
41,113	Emaar Properties PJSC	64,806
		274,872
	Total Common Stocks (Cost $31,364,877)	37,400,887

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Preferred Stocks – 2.9%
	Brazil – 1.9%
1,000	Cia de Transmissao de Energia Eletrica Paulista - Preference	$19,411
5,300	Cia Paranaense de Energia - Preference	40,531
135,565	Itausa - Investimentos Itau S.A. - Preference	526,672
11,400	Petroleo Brasileiro S.A. - ADR - Preference *	149,910
		736,524
	South Korea – 1.0%
200	LG Chem Ltd. - Preference	38,360
163	Samsung Electronics Co., Ltd. - Preference	324,306
		362,666
	Total Preferred Stocks (Cost $791,310)	1,099,190

	Receipt – 0.0%
	Brazil – 0.0%
3,275	Itausa - Investimentos Itau S.A. *	12,621

	Total Receipt (Cost $7,715)	12,621

	Warrant – 0.0%
	Malaysia – 0.0%
4,260	Kim Loong Resources Bhd *	353

	Total Warrants (Cost $—)	353

Principal Amount

	Short-Term Investments – 0.5%
$186,843	UMB Money Market Fiduciary, 0.25%[3]	186,843

	Total Short-Term Investments (Cost $186,843)	186,843

	Total Investments – 100.1% (Cost $32,350,745)	38,699,894
	Liabilities in Excess of Other Assets – (0.1)%	(20,206)

	Total Net Assets – 100.0%	$38,679,688

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $385,430 which represents 1.0% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	25.1%
Technology	20.3%
Consumer Discretionary	11.8%
Materials	8.1%
Energy	8.0%
Communications	8.0%
Consumer Staples	5.5%
Industrials	5.0%
Utilities	2.7%
Health Care	2.2%
Total Common Stocks	96.7%
Preferred Stocks
Financials	1.4%
Technology	0.8%
Energy	0.4%
Utilities	0.2%
Materials	0.1%
Total Preferred Stocks	2.9%
Warrants
Consumer Staples	0.0%
Total Warrants	0.0%
Receipt
Financials	0.0%
Total Receipt	0.0%
Short-Term Investments	0.5%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $32,350,745)	$38,699,894
Receivables:
Dividends and interest	62,005
Due from Advisor	1,209
Prepaid expenses	1,069
Total assets	38,764,177

Liabilities:
Payables:
Distribution fees (Note 8)	710
Fund administration fees	25,295
Fund accounting fees	20,827
Registration fees	9,777
Auditing fees	9,166
Transfer agent fees and expenses	6,384
Custody fees	5,930
Trustees' fees and expenses	1,434
Chief Compliance Officer fees	1,355
Trustees' deferred compensation (Note 4)	871
Accrued other expenses	2,740
Total liabilities	84,489

Net Assets	$38,679,688

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$30,952,145
Accumulated net investment income	18,965
Accumulated net realized gain on investments and foreign currency transactions	1,359,715
Net unrealized appreciation (depreciation) on:
Investments	6,349,149
Foreign currency translations	(286)
Net Assets	$38,679,688

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,456,866
Shares of beneficial interest issued and outstanding	362,364
Redemption Price	$9.54
Maximum sales charge (5.75% of offering price)*	0.58
Maximum public offering price to public	$10.12

Class I Shares:
Net assets applicable to shares outstanding	$35,222,822
Shares of beneficial interest issued and outstanding	3,677,324
Offering and redemption price per share	$9.58

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

Investment Income:
Dividend (net of foreign withholding taxes of $59,775)	$416,414
Interest	46
Total investment income	416,460

Expenses:
Advisory fees	168,415
Custody fees	71,500
Fund accounting fees	68,092
Fund administration fees	44,748
Transfer agent fees and expenses	18,784
Legal fees	9,383
Auditing fees	9,038
Registration fees	6,305
Distribution fees (Note 8)	4,124
Shareholder reporting fees	3,968
Trustees' fees and expenses	3,397
Chief Compliance Officer fees	2,572
Miscellaneous	1,224
Insurance fees	619
Total expenses	412,169
Advisory fees waived	(168,415)
Other expenses absorbed	(9,464)
Net expenses	234,290
Net investment income	182,170

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,477,338 [1]
Foreign currency transactions	(37,924)
Net realized gain	1,439,414
Net change in unrealized appreciation/depreciation on:
Investments	207,067
Foreign currency translations	(1,687)
Net change in unrealized appreciation/depreciation	205,380
Net realized and unrealized gain	1,644,794

Net Increase in Net Assets from Operations	$1,826,964

[1]	Net of non-U.S. taxes $8,453.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase in Net Assets from:
Operations:
Net investment income	$182,170	$471,161
Net realized gain on investments and foreign currency transactions	1,439,414	1,799,602
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	205,380	4,387,409
Net increase in net assets resulting from operations	1,826,964	6,658,172

Distributions to Shareholders:
From net investment income:
Class A	(42,936)	(17,094)
Class I	(513,089)	(365,702)
From net realized gain
Class A	(101,236)	-
Class I	(1,059,917)	-
Total distributions to shareholders	(1,717,178)	(382,796)

Capital Transactions:
Net proceeds from shares sold:
Class A	253,500	1,818,190
Class I	2,533,539	8,212,581
Reinvestment of distributions:
Class A	138,847	17,094
Class I	704,841	156,205
Cost of shares redeemed:
Class A	(61,874)	(137,832)
Class I1	(259,116)	(211,797)
Net increase in net assets from capital transactions	3,309,737	9,854,441

Total increase in net assets	3,419,523	16,129,817

Net Assets:
Beginning of period	35,260,165	19,130,348
End of period	$38,679,688	$35,260,165

Accumulated net investment income	$18,965	$392,820

Capital Share Transactions:
Shares sold:
Class A	25,410	221,972
Class I	257,411	986,247
Shares reinvested:
Class A	15,207	2,401
Class I	76,948	21,877
Shares redeemed:
Class A	(6,409)	(17,434)
Class I	(27,085)	(25,756)
Net increase from capital share transactions	341,482	1,189,307

[1]	Net of redemption fees of $141 and $0, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30,	For the Year Ended October 31,			For the Period June 30, 2014* through
	2018 (Unaudited)	2017	2016	2015	October 31, 2014
Net asset value, beginning of period	$9.49	$7.60	$6.91	$8.43	$9.40
Income from Investment Operations:
Net investment income[1]	0.04	0.13	0.14	0.12	0.08
Net realized and unrealized gain (loss) on investments	0.45	1.90	0.58	(1.50)	(0.50)
Total from investment operations	0.49	2.03	0.72	(1.38)	(0.42)

Less Distributions:
From net investment income	(0.13)	(0.14)	(0.03)	(0.14)	(0.13)
From net realized gain	(0.31)	-	-	-	(0.34)
Tax return of capital	-	-	-	-	(0.08)
Total distributions	(0.44)	(0.14)	(0.03)	(0.14)	(0.55)

Net asset value, end of period	$9.54	$9.49	$7.60	$6.91	$8.43

Total return[2]	5.36%[3]	27.27%	10.42%	(16.47)%	(4.49)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,457	$3,116	$921	$8	$107

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.43%[4]	2.87%	5.58%	5.76%	1.48%[4]
After fees waived and expenses absorbed	1.48%[4]	1.48%	1.48%	1.48%	1.48%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.20)%[4]	0.15%	(2.00)%	(2.92)%	2.34%[4,5]
After fees waived and expenses absorbed	0.75%[4]	1.54%	2.10%	1.36%	2.34%[4]

Portfolio turnover rate	49%[3]	97%	84%	95%	131%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,
	April 30, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.54	$7.63	$6.92	$8.44	$9.35	$8.74
Income from Investment Operations:
Net investment income[1]	0.05	0.15	0.16	0.13	0.20	0.22
Net realized and unrealized gain (loss) on investments	0.45	1.91	0.58	(1.49)	(0.34)	0.65
Total from investment operations	0.50	2.06	0.74	(1.36)	(0.14)	0.87

Less Distributions:
From net investment income	(0.15)	(0.15)	(0.03)	(0.16)	(0.21)	(0.19)
From net realized gain	(0.31)	-	-	-	(0.46)	(0.08)
Tax return of capital	-	-	-	-	(0.10)	-
Total distributions	(0.46)	(0.15)	(0.03)	(0.16)	(0.77)	(0.27)

Purchase Premium	-	-	-	-	-	0.01

Redemption fee proceeds[1]	- [2]	-	- [2]	-	- [2]	- [2]

Net asset value, end of period	$9.58	$9.54	$7.63	$6.92	$8.44	$9.35

Total return[3]	5.44%[6]	27.68%	10.54%	(16.19)%	(1.44)%[4]	10.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,223	$32,144	$18,209	$982	$7,882	$52,245

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.18%[7]	2.62%	5.33%	5.42%	1.12%	1.11%
After fees waived and expenses absorbed	1.23%[7]	1.23%	1.23%	1.25%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.04%[7]	0.40%	(1.75)%	(2.59)%	2.21%[5]	2.50%[5]
After fees waived and expenses absorbed	0.99%[7]	1.79%	2.35%	1.58%	2.21%	2.50%

Portfolio turnover rate	49%[6]	97%	84%	95%	131%	97%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.4%
	Australia – 5.7%
555,128	Beach Energy Ltd.	$654,719
85,934	Blue Sky Alternative Investments Ltd.	199,260
20,036	Brickworks Ltd.	240,274
36,909	Cedar Woods Properties Ltd.	170,054
79,399	CSR Ltd.	335,014
611,520	Donaco International Ltd.	117,396
481,703	Downer EDI Ltd.	2,479,195
63,421	Estia Health Ltd.	169,021
121,662	Hansen Technologies Ltd.	392,052
43,081	HT&E Ltd.	75,715
402,997	Inghams Group Ltd.	1,137,057
11,368	JB Hi-Fi Ltd.	219,168
374,328	Link Administration Holdings Ltd.	2,329,187
704,394	Metcash Ltd.	1,901,222
173,258	Mineral Resources Ltd.	2,320,063
129,028	MYOB Group Ltd.	314,600
1,310,761	Nine Entertainment Co. Holdings Ltd.	2,321,141
48,714	Perpetual Ltd.	1,469,617
207,603	Sandfire Resources NL	1,228,660
946,557	Seven West Media Ltd.	393,645
73,354	Sims Metal Management Ltd.	886,527
46,414	SpeedCast International Ltd.	206,146
60,961	St Barbara Ltd.	194,480
209,193	Super Retail Group Ltd.	1,131,009
169,195	Virtus Health Ltd.	717,579
465,975	Westgold Resources Ltd. *	515,754
432,121	Whitehaven Coal Ltd. *	1,490,058
		23,608,613
	Austria – 1.3%
43,056	Austria Technologie & Systemtechnik A.G.	1,063,152
44,982	EVN A.G.	922,346
3,289	Kapsch TrafficCom A.G.	146,359
31,046	S IMMO A.G.	614,846
144,936	Telekom Austria A.G. *	1,382,046
99,540	UNIQA Insurance Group A.G.	1,191,920
		5,320,669
	Belgium – 1.4%
165,254	AGFA-Gevaert N.V. *	589,155
902	Barco N.V.	116,520
20,235	Befimmo S.A. - REIT	1,314,628
4,651	bpost S.A.	102,051
3,475	Cie d'Entreprises CFE	438,099
23,904	D'ieteren S.A.	1,017,818

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Belgium (Continued)
2,913	Elia System Operator S.A.	$184,034
7,163	EVS Broadcast Equipment S.A.	234,715
65,744	Fagron *	1,131,970
30,598	Orange Belgium S.A.	635,109
8,361	Recticel S.A.	104,396
		5,868,495
	Denmark – 1.1%
22,194	Alm Brand A/S	234,553
6,411	Dfds A/S	399,142
42,234	GN Store Nord A/S	1,483,848
19,869	Matas A/S	228,818
11,459	NNIT A/S [1]	318,342
26,327	PER Aarsleff A/S - Class B	987,844
24,347	Scandinavian Tobacco Group A/S [1]	407,250
4,027	Topdanmark A/S	189,389
15,158	TORM PLC	120,922
		4,370,108
	Finland – 1.9%
10,953	Atria OYJ	155,796
57,592	Cramo OYJ	1,351,997
168,672	Finnair OYJ	2,299,080
3,419	Kesko OYJ - B Shares	200,760
34,248	Outokumpu OYJ	221,642
129,809	Ramirent OYJ	1,128,277
95,956	Sanoma OYJ	1,066,698
151,922	Technopolis OYJ	710,608
27,004	Tieto OYJ	967,253
		8,102,111
	France – 3.8%
172,053	Air France-KLM *	1,686,165
4,152	Boiron S.A.	370,058
2,514	Bonduelle SCA	111,889
10,818	Cie des Alpes	385,181
110,194	Coface S.A. *	1,396,088
106,025	Derichebourg S.A.	938,323
6,070	Elis S.A.	145,170
8,747	Eramet *	1,522,454
21	Euronext N.V. [1]	1,505
22,428	Faurecia	1,831,421
21,449	Gaztransport Et Technigaz S.A.	1,329,732
13,902	Jacquet Metal Service	536,692
62,273	Korian S.A.	2,177,344

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	France (Continued)
5,231	LNA Sante S.A.	$337,031
29,744	Neopost S.A.	802,582
19,960	Plastivaloire	456,438
29,923	Rallye S.A.	466,927
6,545	Sopra Steria Group	1,397,063
200	Synergie S.A.	12,239
		15,904,302
	Germany – 4.8%
1,804	Bertrandt A.G.	201,287
1,654	bet-at-home.com A.G.	164,677
1,906	Bijou Brigitte A.G.	109,323
13,077	CECONOMY A.G.	146,536
24,512	Deutsche Beteiligungs A.G.	1,088,873
49,070	Deutsche Pfandbriefbank A.G. [1]	793,754
98,671	Deutz A.G.	953,252
85,444	DIC Asset A.G.	1,051,268
3,640	Draegerwerk A.G. & Co. KGaA	223,622
37,749	Elmos Semiconductor A.G.	1,223,686
27,689	Gerresheimer A.G.	2,252,335
12,377	GFT Technologies S.E.	195,543
9,558	H&R GmbH & Co. KGaA *	140,583
33,118	Hamburger Hafen und Logistik A.G.	795,232
35,050	Kloeckner & Co. S.E.	427,224
13,476	LEG Immobilien A.G.	1,553,805
19,036	Leoni A.G.	1,192,158
38,894	Salzgitter A.G.	2,135,859
17,585	Siltronic A.G.	2,815,791
2,000	Sixt S.E.	235,337
17,804	Software A.G.	875,206
2,535	Stroeer S.E. & Co. KGaA	185,546
7,355	Surteco S.E.	234,937
1,135	Wacker Chemie A.G.	203,960
21,084	Zeal Network S.E.	680,692
		19,880,486
	Hong Kong – 2.0%
2,065,000	CITIC Telecom International Holdings Ltd.	608,237
6,140,000	CSI Properties Ltd.	396,780
7,824,000	Emperor Capital Group Ltd.	602,996
541,100	Emperor International Holdings Ltd.	164,143
45,356	Fairwood Holdings Ltd.	172,964
157,100	Far East Consortium International Ltd.	89,716
154,000	Giordano International Ltd.	94,105

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Hong Kong (Continued)
371,000	Haitong International Securities Group Ltd.	$216,270
492,700	IT Ltd.	239,096
425,500	Johnson Electric Holdings Ltd.	1,481,381
902,000	K Wah International Holdings Ltd.	553,655
140,000	Kowloon Development Co., Ltd.	157,887
67,000	Melco International Development Ltd.	248,055
2,086,000	Nameson Holdings Ltd.	414,346
949,000	Pacific Basin Shipping Ltd. *	252,331
975,400	Shun Tak Holdings Ltd.	401,447
725,000	Sun Hung Kai & Co., Ltd.	447,274
1,168,500	VSTECS Holdings Ltd.	608,182
744,000	Xinyi Glass Holdings Ltd.	1,069,566
		8,218,431
	Ireland – 0.9%
59,158	C&C Group PLC	222,394
88,334	Dalata Hotel Group PLC *	704,027
133,164	Green REIT PLC	244,104
37,513	Hibernia REIT PLC	67,225
510,636	Irish Residential Properties REIT PLC	838,378
13,202	Kingspan Group PLC	597,844
57,516	Origin Enterprises PLC	370,892
679	Paddy Power Betfair PLC	67,195
12,561	Smurfit Kappa Group PLC	535,444
		3,647,503
	Israel – 1.4%
24,585	Discount Investment Corp. Ltd.	66,767
119,952	Gazit-Globe Ltd.	1,134,048
157,673	Harel Insurance Investments & Financial Services Ltd.	1,144,525
82,718	Israel Discount Bank Ltd. - Class A *	229,036
19,353	Matrix IT Ltd.	212,487
616,427	Migdal Insurance & Financial Holding Ltd.	603,358
9,533	Norstar Holdings, Inc.	168,122
7,687	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	350,812
110,837	Shufersal Ltd.	634,490
56,230	Tower Semiconductor Ltd. *	1,466,433
		6,010,078
	Italy – 4.4%
873,403	A2A S.p.A.	1,756,193
96,538	ACEA S.p.A.	1,693,618
376,329	Anima Holding S.p.A. [1]	2,700,107
155,535	Astaldi S.p.A.	440,892
45,000	Azimut Holding S.p.A.	944,761

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Italy (Continued)
29,287	Banca Farmafactoring S.p.A. [1]	$183,248
13,084	Banca Generali S.p.A.	424,428
216,627	Cairo Communication S.p.A.	978,366
116,873	Credito Emiliano S.p.A.	1,027,808
273,226	GEDI Gruppo Editoriale S.p.A. *	138,576
64,636	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	604,687
98,905	Iren S.p.A.	300,489
9,586	La Doria S.p.A.	139,782
313,817	Maire Tecnimont S.p.A.	1,594,968
293,869	OVS S.p.A. [1]	1,248,154
224,429	Salini Impregilo S.p.A.	642,120
334,223	Saras S.p.A.	797,639
16,869	Societa Cattolica di Assicurazioni SCRL	179,601
88,181	Societa Iniziative Autostradali e Servizi S.p.A.	1,867,912
85,368	Sogefi S.p.A. *	334,225
61,971	Unione di Banche Italiane S.p.A.	319,195
		18,316,769
	Japan – 30.1%
13,550	Achilles Corp.	281,541
826	AEON REIT Investment Corp.	857,579
51,000	Aisan Industry Co., Ltd.	526,186
20,700	Akatsuki, Inc.	889,165
5,384	AOI Electronics Co., Ltd.	208,645
118,100	AOKI Holdings, Inc.	1,812,018
39,300	Arcs Co., Ltd.	1,076,578
103,800	Asahi Diamond Industrial Co., Ltd.	994,283
9,400	Avex Group Holdings, Inc.	129,756
15,044	Axial Retailing, Inc.	613,277
34,600	Canon Electronics, Inc.	804,792
7,200	Canon Marketing Japan, Inc.	156,463
7,000	Chori Co., Ltd.	134,059
37,000	Chudenko Corp.	1,028,872
180,900	Citizen Watch Co., Ltd.	1,347,853
15,900	Cleanup Corp.	129,500
13,012	Corona Corp.	153,444
11,800	Cosmo Energy Holdings Co., Ltd.	388,730
2,533	Dai-Dan Co., Ltd.	61,290
41,300	Daido Metal Co., Ltd.	490,019
13,000	Daido Steel Co., Ltd.	702,008
174,000	Daiho Corp.	1,058,735
27,000	Daikyonishikawa Corp.	485,295
40,800	DIC Corp.	1,384,545
24,800	Eagle Industry Co., Ltd.	447,252

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
13,800	EDION Corp.	$161,756
20,700	Elematec Corp.	461,305
67,500	EPS Holdings, Inc.	1,375,211
16,600	Exedy Corp.	562,207
8,200	FCC Co., Ltd.	231,946
82,700	Financial Products Group Co., Ltd.	1,052,996
73,400	Foster Electric Co., Ltd.	1,719,493
57,000	Fuji Machine Manufacturing Co., Ltd.	1,023,000
33,943	Fujimi, Inc.	734,800
6,000	Fuso Pharmaceutical Industries Ltd.	161,092
67,300	Futaba Industrial Co., Ltd.	537,881
69,500	Geo Holdings Corp.	1,135,723
52,000	Godo Steel Ltd.	1,213,909
12,700	Hakuto Co., Ltd.	185,740
162,100	Haseko Corp.	2,549,770
26,900	Hibiya Engineering Ltd.	522,146
78,500	Hosiden Corp.	935,894
1,245	Ichigo Office REIT Investment	923,535
68,200	Inabata & Co., Ltd.	1,046,838
2,725	Invincible Investment Corp. - REIT	1,216,418
35,600	Itochu Enex Co., Ltd.	349,176
5,200	Itochu-Shokuhin Co., Ltd.	289,407
19,000	J-Oil Mills, Inc.	655,755
16,782	Jaccs Co., Ltd.	379,965
73,000	Japan Aviation Electronics Industry Ltd.	1,243,466
1,930	Japan Hotel REIT Investment Corp.	1,460,263
213,700	Japan Securities Finance Co., Ltd.	1,404,239
214,500	JVC Kenwood Corp.	747,268
30,500	Kaga Electronics Co., Ltd.	754,290
37,200	Kaken Pharmaceutical Co., Ltd.	2,199,840
23,166	Kamei Corp.	321,390
35,100	Kanamoto Co., Ltd.	1,199,372
81,140	Kanematsu Corp.	1,239,298
17,824	Kasai Kogyo Co., Ltd.	250,485
31,300	Kato Sangyo Co., Ltd.	1,152,414
31,600	Keihin Corp.	624,228
511	Kenedix Retail REIT Corp.	1,081,612
44,900	Koa Corp.	979,514
6,800	Kumagai Gumi Co., Ltd.	231,393
165,649	Kurabo Industries Ltd.	546,624
56,500	Kyokuto Kaihatsu Kogyo Co., Ltd.	893,375
166,000	Leopalace21 Corp.	1,439,707
63,200	Macnica Fuji Electronics Holdings, Inc.	1,081,249
26,000	Maruha Nichiro Corp.	875,167

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
125,200	Matsui Securities Co., Ltd.	$1,220,657
1,611	MCUBS MidCity Investment Corp. - REIT	1,215,439
4,321	Ministop Co., Ltd.	89,647
11,300	Mirait Holdings Corp.	179,211
30,200	Mitsubishi Steel Manufacturing Co., Ltd.	729,733
33,200	Mitsui Sugar Co., Ltd.	1,326,236
14,120	Miyazaki Bank Ltd.	457,050
72,600	Monex Group, Inc.	412,941
56,500	Nagase & Co., Ltd.	964,859
33,180	NEC Capital Solutions Ltd.	633,107
30,291	NEC Networks & System Integration Corp.	792,546
37,085	Nihon Chouzai Co., Ltd.	1,155,330
8,780	Nippo Corp.	201,369
10,120	Nippon Beet Sugar Manufacturing Co., Ltd.	224,232
6,562	Nippon Koei Co., Ltd.	192,367
355,400	Nippon Light Metal Holdings Co., Ltd.	949,992
551	NIPPON REIT Investment Corp.	1,673,199
15,800	Nippon Road Co., Ltd.	787,952
20,800	Nippon Steel & Sumikin Bussan Corp.	1,140,946
184,100	Nippon Suisan Kaisha Ltd.	997,746
97,700	Nishi-Nippon Financial Holdings, Inc.	1,173,178
31,980	Nishio Rent All Co., Ltd.	949,489
95,100	Nisshinbo Holdings, Inc.	1,340,195
1,597	Nissin Corp.	41,396
36,705	Nitto Boseki Co., Ltd.	792,773
26,300	Okumura Corp.	1,088,791
3,800	Paramount Bed Holdings Co., Ltd.	189,069
173,100	Penta-Ocean Construction Co., Ltd.	1,364,171
23,000	Pressance Corp.	351,403
187,000	Prima Meat Packers Ltd.	1,140,914
58,700	Qol Co., Ltd.	1,203,213
81,800	Raito Kogyo Co., Ltd.	888,864
7,300	Riken Corp.	419,870
2,600	Ryosan Co., Ltd.	96,752
62,900	Ryoyo Electro Corp.	1,041,469
133,200	San-In Godo Bank Ltd.	1,252,337
20,400	Sanoh Industrial Co., Ltd.	145,742
84,500	Shikoku Electric Power Co., Inc.	1,077,385
12,500	Shindengen Electric Manufacturing Co., Ltd.	784,215
27,100	Shinko Plantech Co., Ltd.	254,398
10,800	Shinko Shoji Co., Ltd.	187,726
51,600	Ship Healthcare Holdings, Inc.	1,791,711
35,300	Showa Corp.	530,591
47,400	Showa Denko KK	1,577,035

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
10,200	Sinanen Holdings Co., Ltd.	$262,347
12,300	SKY Perfect JSAT Holdings, Inc.	56,051
86,600	Sodick Co., Ltd.	1,065,865
474,200	Sojitz Corp.	1,560,953
19,300	Starzen Co., Ltd.	971,500
43,300	Sumitomo Densetsu Co., Ltd.	918,806
21,700	Sumitomo Forestry Co., Ltd.	359,574
180,700	Sumitomo Mitsui Construction Co., Ltd.	1,106,892
49,276	Sumitomo Rubber Industries Ltd.	879,955
26,500	Taiho Kogyo Co., Ltd.	357,727
72,500	Taiyo Yuden Co., Ltd.	1,285,749
1,773	Takamatsu Construction Group Co., Ltd.	47,843
13,900	Takasago Thermal Engineering Co., Ltd.	263,523
150,000	Tatsuta Electric Wire and Cable Co., Ltd.	926,108
8,680	Toenec Corp.	271,150
105,900	Tokai Carbon Co., Ltd.	1,325,277
23,000	Tokai Rika Co., Ltd.	459,473
160,800	Tokai Tokyo Financial Holdings, Inc.	1,164,734
18,600	Token Corp.	1,771,286
31,000	Tokyo Seimitsu Co., Ltd.	1,177,424
106,900	Tokyu Construction Co., Ltd.	1,141,659
5,900	Topy Industries Ltd.	174,749
61,900	Tosei Corp.	758,772
76,000	Tosoh Corp.	1,344,313
26,500	Towa Pharmaceutical Co., Ltd.	1,686,180
225,878	Toyo Construction Co., Ltd.	1,080,233
190,000	Toyo Ink SC Holdings Co., Ltd.	1,174,243
16,200	Toyo Kanetsu KK	494,227
19,600	TS Tech Co., Ltd.	793,008
47,900	Ube Industries Ltd.	1,459,234
24,500	Ulvac, Inc.	1,310,608
27,800	Unipres Corp.	654,572
46,500	Valor Holdings Co., Ltd.	1,297,400
36,300	Vital KSK Holdings, Inc.	355,769
23,700	Wakita & Co., Ltd.	250,414
51,000	Xebio Holdings Co., Ltd.	960,831
12,266	Yellow Hat Ltd.	363,808
47,500	Yokogawa Bridge Holdings Corp.	1,034,389
19,500	Yorozu Corp.	335,767
101,691	Yurtec Corp.	888,952
22,200	Zenkoku Hosho Co., Ltd.	916,139
		125,047,792

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Netherlands – 1.8%
8,578	Arcadis N.V.	$168,686
50,285	ASR Nederland N.V.	2,371,599
19,755	BE Semiconductor Industries N.V.	1,365,314
15,010	Eurocommercial Properties N.V.	629,080
4,518	Kendrion N.V.	182,346
124,558	Koninklijke BAM Groep N.V.	593,249
22,015	NSI N.V. - REIT	947,754
45,875	Philips Lighting N.V. [1]	1,395,124
		7,653,152
	New Zealand – 0.7%
552,516	Air New Zealand Ltd.	1,267,758
235,450	Infratil Ltd.	527,820
108,881	New Zealand Refining Co., Ltd.	179,949
351,434	SKY Network Television Ltd.	561,706
40,915	Summerset Group Holdings Ltd.	198,069
36,280	Z Energy Ltd.	184,655
		2,919,957
	Norway – 2.4%
27,310	Aker BP A.S.A.	895,756
66,417	Atea A.S.A. *	985,843
143,046	Austevoll Seafood A.S.A.	1,721,596
323,828	B2Holding A.S.A.	812,402
137,791	DNO A.S.A. *	255,160
105,083	Evry A.S. * 1	392,966
158,467	Kongsberg Automotive A.S.A. *	185,268
219,606	Leroy Seafood Group A.S.A.	1,610,879
28,111	Norwegian Finans Holding A.S.A. *	341,587
1,000	SpareBank 1 Nord Norge	7,375
123,311	SpareBank 1 SMN	1,234,337
194,511	Wallenius Wilhelmsen Logistics *	1,345,669
		9,788,838
	Portugal – 0.6%
121,475	Mota-Engil SGPS S.A.	526,284
146,323	NOS SGPS S.A.	869,757
844,485	Sonae SGPS S.A.	1,148,381
		2,544,422
	Singapore – 1.5%
546,100	Accordia Golf Trust	253,282
1,632,700	Asian Pay Television Trust	602,474
1,017,500	Best World International Ltd.	1,142,117
183,516	Bumitama Agri Ltd.	99,301
1,120,900	Cache Logistics Trust - REIT	705,254

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Singapore (Continued)
1,119,266	ESR-REIT - REIT	$446,102
1,191,400	Frasers Logistics & Industrial Trust - REIT	940,900
658,000	M1 Ltd./Singapore	896,190
93,667	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	29,972
953,400	Yanlord Land Group Ltd.	1,215,765
		6,331,357
	Spain – 2.3%
66,339	Atresmedia Corp. de Medios de Comunicacion S.A.	621,324
61,045	CIE Automotive S.A.	2,281,945
9,105	Corp Financiera Alba S.A.	566,618
6,108	Ebro Foods S.A.	147,291
274,887	Ence Energia y Celulosa S.A.	2,120,690
56,222	Euskaltel S.A. [1]	521,294
34,234	Global Dominion Access S.A. * 1	199,343
16,559	Grupo Catalana Occidente S.A.	729,112
22,018	Hispania Activos Inmobiliarios SOCIMI S.A. - REIT	466,805
314,306	Liberbank S.A. *	179,793
4,723	Miquel y Costas & Miquel S.A.	190,259
42,571	Obrascon Huarte Lain S.A. *	198,492
73,552	Papeles y Cartones de Europa S.A.	1,423,202
		9,646,168
	Sweden – 4.8%
176,348	Bilia A.B. - A Shares	1,453,917
199,345	Capio A.B. [1]	900,334
231,557	Dios Fastigheter A.B.	1,469,058
25,359	Gunnebo A.B.	87,522
158,469	Hemfosa Fastigheter A.B.	1,962,966
48,879	Inwido A.B.	425,483
63,682	JM A.B.	1,259,900
216,295	KappAhl A.B.	628,628
31,905	Klovern A.B. - A Shares	39,560
21,900	Lindab International A.B.	169,028
43,346	Loomis A.B. - Class B	1,578,515
124,627	Mycronic A.B.	1,430,907
246,888	Nobina A.B. [1]	1,620,210
185,796	Peab A.B.	1,644,910
200,710	Resurs Holding A.B. [1]	1,293,098
592,696	SAS A.B. *	1,479,131
13,076	Scandic Hotels Group A.B. [1]	128,706
427,093	SSAB A.B.	1,932,271
58,641	Tethys Oil A.B.	523,872

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Sweden (Continued)
2,378	Wihlborgs Fastigheter A.B.	$55,109
		20,083,125
	Switzerland – 4.0%
1,138	Allreal Holding A.G.	187,098
10,564	ALSO Holding A.G. *	1,301,603
1,304	Autoneum Holding A.G.	341,453
1,326	Bachem Holding A.G.	170,039
14,270	BKW A.G.	930,067
14,695	Bobst Group S.A.	1,567,784
5,248	Cembra Money Bank A.G.	444,838
18,764	EFG International A.G. *	152,422
4,008	Feintool International Holding A.G. *	457,017
35,109	Galenica A.G. * 1	1,887,426
119,383	GAM Holding A.G. *	1,905,623
532	Georg Fischer A.G.	661,306
307	Gurit Holding A.G.	260,668
17,234	Implenia A.G.	1,315,577
21,129	Kudelski S.A. *	194,389
23,134	Landis+Gyr Group A.G. *	1,738,736
4,128	Orior A.G.	341,501
242	Rieter Holding A.G.	46,731
5,532	Siegfried Holding A.G. *	1,922,264
252	St. Galler Kantonalbank A.G.	135,282
4,356	Sunrise Communications Group A.G. * 1	341,447
80	Vetropack Holding A.G.	164,682
		16,467,953
	United Kingdom – 17.5%
25,579	Aggreko PLC	257,255
40,021	Arrow Global Group PLC	203,499
13,439	Barratt Developments PLC	103,048
62,552	Bellway PLC	2,850,172
6,305	Berkeley Group Holdings PLC	352,967
15,152	BGEO Group PLC	724,299
239,966	Biffa PLC [1]	686,797
236,403	Britvic PLC	2,336,627
301,060	Central Asia Metals PLC	1,186,584
1,444	Clinigen Group PLC	17,402
386,729	CMC Markets PLC [1]	1,008,349
284,313	Conviviality PLC	—
261,070	Crest Nicholson Holdings PLC	1,750,434
19,523	CVS Group PLC	265,001
89,902	Dart Group PLC	1,059,269
663,416	Debenhams PLC	210,788

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	United Kingdom (Continued)
199,115	Dixons Carphone PLC	$555,186
52,925	EMIS Group PLC	620,761
496,058	Equiniti Group PLC [1]	1,871,076
40,273	esure Group PLC	124,689
431,447	Evraz PLC	2,714,837
595,989	Ferrexpo PLC	1,929,580
27,745	Forterra PLC [1]	120,315
225,797	Galliford Try PLC	2,844,595
69,963	Go-Ahead Group PLC	1,860,261
295,714	Gocompare.Com Group PLC	455,947
44,586	Halfords Group PLC	232,352
274,661	Hastings Group Holdings PLC [1]	1,043,591
161,610	Hikma Pharmaceuticals PLC	2,849,489
132,670	IG Group Holdings PLC	1,514,838
50,995	Indivior PLC *	315,777
195,061	International Personal Finance PLC	653,068
504,992	Intu Properties PLC - REIT	1,357,722
44,262	iomart Group PLC	238,859
109,150	John Laing Group PLC [1]	424,068
14,196	John Menzies PLC	124,293
20,761	Jupiter Fund Management PLC	129,828
73,325	Keller Group PLC	1,048,132
28,562	Kier Group PLC	421,447
211,873	Lookers PLC	295,175
65,251	Man Group PLC	162,058
19,322	Micro Focus International PLC	333,161
232,385	Mitchells & Butlers PLC	900,908
221,026	Moneysupermarket.com Group PLC	910,363
269,923	N Brown Group PLC	760,273
278,571	National Express Group PLC	1,503,225
24,450	NCC Group PLC	65,777
445,019	NewRiver REIT PLC	1,776,645
34,636	Northgate PLC	176,994
296,532	OneSavings Bank PLC	1,611,576
10,490	Oxford Instruments PLC	130,836
1,247,401	Pan African Resources PLC	123,641
2,183,416	Pendragon PLC	871,683
4,701	Pennon Group PLC	44,664
201,096	Plus500 Ltd.	3,907,585
386,594	Premier Foods PLC *	199,311
1,901,431	Premier Oil PLC *	2,464,479
1,021,153	RDI REIT PLC - REIT	521,541
258,530	Redrow PLC	2,227,686
45,633	Restaurant Group PLC	190,586

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	United Kingdom (Continued)
59,989	RPC Group PLC	$650,910
280,793	Safestore Holdings PLC - REIT	2,111,900
90,118	Saga PLC	168,028
131,644	Savills PLC	1,773,497
24,242	Spectris PLC	894,428
60,127	Spire Healthcare Group PLC [1]	188,079
8,873	Staffline Group PLC	119,097
803,346	Stagecoach Group PLC	1,715,626
57,209	Tate & Lyle PLC	451,812
171,743	Telford Homes PLC	1,068,665
279,356	Telit Communications PLC *	619,167
1,200,928	Thomas Cook Group PLC	2,039,627
37,137	TT Electronics PLC	113,497
57,265	UDG Healthcare PLC	719,447
10,984	UNITE Group PLC	126,097
219,984	Vesuvius PLC	1,776,498
158,429	Watkin Jones PLC	442,746
260,170	William Hill PLC	1,046,411
12,363	Workspace Group PLC - REIT	188,817
159,846	ZPG PLC [1]	789,988
		72,645,706
	Total Common Stocks (Cost $360,266,149)	392,376,035

	Preferred Stocks – 0.6%
	Germany – 0.6%
9,199	Draegerwerk A.G. & Co. KGaA	676,766
17,677	Sixt S.E.	1,444,487
1,458	STO S.E. & Co. KGaA	194,376
		2,315,629
	Total Preferred Stocks (Cost $1,898,271)	2,315,629

	Units – 0.9%
	Australia – 0.7%
290,368	Abacus Property Group - REIT	787,839
200,143	Aventus Retail Property Fund Ltd. - REIT	323,532
1,686,057	Cromwell Property Group - REIT	1,372,277
324,212	GDI Property Group - REIT	304,759
		2,788,407

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	UNITS (Continued)
	Singapore – 0.1%
670,800	Ascendas Hospitality Trust - REIT	$411,131
409,500	Far East Hospitality Trust	207,931
		619,062
	United Kingdom – 0.1%
40,846	Grafton Group PLC	423,102

	Total Units (Cost $3,780,667)	3,830,571

Principal Amount

	Short-Term Investments – 1.3%
$5,462,438	UMB Money Market Fiduciary, 0.25%[2]	5,462,438

	Total Short-Term Investments (Cost $5,462,438)	5,462,438

	Total Investments – 97.2% (Cost $371,407,525)	403,984,673
	Other Assets in Excess of Liabilities – 2.8%	11,678,084

	Total Net Assets – 100.0%	$415,662,757

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $20,464,571 which represents 4.9% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	21.6%
Consumer Discretionary	18.3%
Industrials	14.1%
Materials	11.7%
Technology	8.2%
Consumer Staples	7.7%
Health Care	4.8%
Communications	3.5%
Energy	2.7%
Utilities	1.8%
Total Common Stocks	94.4%
Preferred Stocks
Consumer Discretionary	0.4%
Health Care	0.2%
Materials	0.0%
Total Preferred Stocks	0.6%
Units
Financials	0.8%
Consumer Discretionary	0.1%
Total Units	0.9%
Short-Term Investments	1.3%
Total Investments	97.2%
Other Assets in Excess of Liabilities	2.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $371,407,525)	$403,984,673
Foreign currency, at value (cost $739,517)	739,517
Receivables:
Investment securities sold	1,202,072
Fund shares sold	9,450,676
Dividends and interest	2,742,233
Prepaid expenses	33,146
Total assets	418,152,317

Liabilities:
Payables:
Investment securities purchased	1,973,239
Fund shares redeemed	176,110
Advisory fees	242,615
Distribution fees (Note 8)	5,599
Fund administration fees	27,956
Fund accounting fees	26,248
Auditing fees	9,161
Custody fees	7,505
Transfer agent fees and expenses	7,320
Trustees' deferred compensation (Note 4)	1,007
Trustees' fees and expenses	639
Chief Compliance Officer fees	607
Accrued other expenses	11,554
Total liabilities	2,489,560

Net Assets	$415,662,757

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$371,846,123
Accumulated net investment income	1,055,724
Accumulated net realized gain on investments and foreign currency transactions	10,236,133
Net unrealized appreciation (depreciation) on:
Investments	32,577,148
Foreign currency translations	(52,371)
Net Assets	$415,662,757

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$27,854,347
Shares of beneficial interest issued and outstanding	1,985,518
Redemption Price	$14.03
Maximum sales charge (5.75% of offering price)*	0.86
Maximum public offering price to public	$14.89

Class I Shares:
Net assets applicable to shares outstanding	$387,808,410
Shares of beneficial interest issued and outstanding	27,601,796
Offering and redemption price per share	$14.05

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $760,218)	$5,606,932
Interest	1,913
Total investment income	5,608,845

Expenses:
Advisory fees	1,629,767
Fund administration fees	179,579
Fund accounting fees	139,604
Custody fees	70,974
Registration fees	40,911
Transfer agent fees and expenses	36,752
Distribution fees (Note 8)	32,646
Miscellaneous	14,793
Legal fees	10,926
Auditing fees	9,040
Shareholder reporting fees	8,319
Trustees' fees and expenses	3,697
Chief Compliance Officer fees	2,575
Insurance fees	743
Total expenses	2,180,326
Advisory fees waived	(282,504)
Net expenses	1,897,822
Net investment income	3,711,023

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	10,445,668
Foreign currency transactions	1,725
Net realized gain	10,447,393
Net change in unrealized appreciation/depreciation on:
Investments	(6,774,097)
Foreign currency translations	(41,231)
Net change in unrealized appreciation/depreciation	(6,815,328)
Net realized and unrealized gain	3,632,065
Net Increase in Net Assets from Operations	$7,343,088

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,711,023	$4,292,939
Net realized gain on investments and foreign currency transactions	10,447,393	11,838,795
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,815,328)	35,283,482
Net increase in net assets resulting from operations	7,343,088	51,415,216

Distributions to Shareholders:
From net investment income:
Class A	(513,645)	(193,992)
Class I	(7,051,248)	(1,463,062)
From net realized gain:
Class A	(772,845)	-
Class I	(9,639,620)	-
Total distributions to shareholders	(17,977,358)	(1,657,054)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,954,028	9,704,399
Class I	101,279,833	187,886,686
Reinvestment of distributions:
Class A	991,942	192,273
Class I	14,728,849	1,388,281
Cost of shares redeemed:
Class A1	(544,954)	(687,138)
Class I2	(17,080,689)	(8,141,061)
Net increase in net assets from capital transactions	102,329,009	190,343,440

Total increase in net assets	91,694,739	240,101,602

Net Assets:
Beginning of period	323,968,018	83,866,416
End of period	$415,662,757	$323,968,018

Accumulated net investment income	$1,055,724	$4,909,594

Capital Share Transactions:
Shares sold:
Class A	207,609	758,525
Class I	7,154,131	14,969,379
Shares reinvested:
Class A	71,776	16,940
Class I	1,064,993	122,315
Shares redeemed:
Class A	(38,699)	(54,176)
Class I	(1,222,020)	(597,593)
Net increase from capital share transactions	7,237,790	15,215,390

[1]	Net of redemption fees of $424 and $0, respectively.
[2]	Net of redemption fees of $3,933 and $14,270, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April	For the Year Ended October 31,			For the Period June 30, 2014* through
	30, 2018 (Unaudited)	2017	2016	2015	October 31, 2014
Net asset value, beginning of period	$14.47	$11.74	$11.36	$11.57	$12.76
Income from Investment Operations:
Net investment income[1]	0.13	0.23	0.26	0.21	0.07
Net realized and unrealized gain (loss) on investments	0.16	2.69	0.35	0.28	(1.09)
Total from investment operations	0.29	2.92	0.61	0.49	(1.02)

Less Distributions:
From net investment income	(0.29)	(0.19)	(0.17)	(0.22)	(0.17)
From net realized gain	(0.44)	-	(0.06)	(0.48)	-
Total distributions	(0.73)	(0.19)	(0.23)	(0.70)	(0.17)

Redemption fee proceeds[1]	- [3]	-	-	-	-

Net asset value, end of period	$14.03	$14.47	$11.74	$11.36	$11.57

Total return[2]	2.05%[4]	25.27%	5.43%	4.47%	(8.10)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,854	$25,240	$12,013	$11,927	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.44%[5]	1.47%	2.09%	1.29%	1.16%[5]
After fees waived and expenses absorbed	1.28%[5]	1.28%	1.28%	1.29%	1.16%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.66%[5]	1.61%	1.55%	2.11%	1.65%[5,6]
After fees waived and expenses absorbed	1.82%[5]	1.80%	2.36%	2.11%	1.65%[5]

Portfolio turnover rate	49%[4]	101%	94%	130%	101%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,
	April 30, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.50	$11.76	$11.36	$11.57	$11.77	$8.88
Income from Investment Operations:
Net investment income[1]	0.15	0.27	0.29	0.27	0.30	0.26
Net realized and unrealized gain on investments	0.16	2.68	0.34	0.23	0.16 [2]	2.85
Total from investment operations	0.31	2.95	0.63	0.50	0.46	3.11

Less Distributions:
From net investment income	(0.32)	(0.21)	(0.17)	(0.23)	(0.33)	(0.25)
From net realized gain	(0.44)	-	(0.06)	(0.48)	(0.33)	-
Total distributions	(0.76)	(0.21)	(0.23)	(0.71)	(0.66)	(0.25)

Purchase Premium	-	-	-	-	-	0.03

Redemption fee proceeds[1]	- [3]	- [3]	-	-	- [3]	- [3]

Net asset value, end of period	$14.05	$14.50	$11.76	$11.36	$11.57	$11.77

Total return[4]	2.18%[6]	25.60%	5.66%	4.61%	3.96%	35.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$387,809	$298,728	$71,853	$35,367	$45,074	$22,049

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.19%[7]	1.22%	1.84%	1.06%	0.97%	1.35%
After fees waived and expenses absorbed	1.03%[7]	1.03%	1.03%	1.06%	0.97%	1.10%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.91%[7]	1.86%	1.80%	2.34%	2.44%[5]	2.30%[5]
After fees waived and expenses absorbed	2.07%[7]	2.05%	2.61%	2.34%	2.44%	2.55%

Portfolio turnover rate	49%[6]	101%	94%	130%	101%	103%

[1]	Based on average shares outstanding for the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2018 and as of and during the open tax years ended October 31, 2015 – 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

(e) Distributions to Shareholders

The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Reorganization Information

On June 30, 2015, Philadelphia International Advisors LP (“Philadelphia International”), the investment adviser to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”), sold certain of its assets (the “Transaction”), including those assets relating to the management of the Portfolios to Segall Bryant & Hamill, LLC (“Segall”), the portfolio management team that has managed the Portfolios joined Segall and continued to manage the Portfolios in the same capacity at Segall. On May 18, 2015, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. approved an Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with Philadelphia International.

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders.

This tax-free reorganization was accomplished on October 29, 2015 (the “Closing Date”), by exchanging the assets and liabilities of the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund for shares of the Emerging Markets Fund and International Small Cap Value Fund, respectively. Class I and Class IV shares of the Philadelphia International Emerging Markets Fund were exchanged for 1,154 shares of Class A of the Emerging Markets Fund (valued at $7,950) and 141,832 shares of Class I of the Emerging Markets Fund (valued at $978,111), respectively. Class I and Class IV shares of the Philadelphia International Small Cap Fund were exchanged for 1,049,760 shares of Class A of the International Small Cap Fund (valued at $11,853,058) and 3,113,307 shares of Class I of the International Small Cap Fund (valued at $35,143,444), respectively.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Emerging Markets Fund’s Class A shares and Class I shares, respectively. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the International Small Cap Fund’s Class A shares and Class I shares, respectively. These agreements are in effect until February 28, 2019, and they may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended April 30, 2018, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Emerging Markets Fund	$168,415	$9,464	$177,879
International Small Cap Fund	282,504	-	282,504
	$450,919	$9,464	$460,383

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Emerging Markets Fund	International Small Cap Fund
2018	$1,387	$1,564
2019	490,840	446,934
2020	369,919	406,979
2021	177,879	282,504
Total	$1,040,025	$1,137,981

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

From November 1, 2014 to the close of business on October 29, 2015, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Predecessor Funds’ operating expenses to an annual rate (as a percentage of the average daily net assets) as follows:

	Predecessor Fund (Philadelphia International Emerging Markets Fund )	Predecessor Fund (Philadelphia International Small Cap Fund )
Class I	1.48%	1.33%
Class IV	1.25%	1.10%

For the period November 1, 2014 through October 29, 2015, the Previous Advisor waived it advisory fees and absorbed other expenses totaling $190,845 and $0 for the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, respectively.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Each Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2018, are reported on the Statements of Operations.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 5 – Federal Income Taxes

At April 30, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$32,357,342	$371,607,367

Gross unrealized appreciation	$7,786,516	$50,466,445
Gross unrealized depreciation	(1,443,964)	(18,089,139)
Net unrealized appreciation on investments	$6,342,552	$32,377,306

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Small Cap Fund
Undistributed ordinary income	$1,052,895	$13,661,680
Undistributed long-term capital gains	603,009	3,997,211
Accumulated earnings	1,655,904	17,658,891

Accumulated capital losses	-	-
Other losses	(74,036)	(8,177)
Unrealized appreciation on investments	6,080,959	36,811,330
Unrealized depreciation on foreign currency translations	(45,070)	(11,140)
Total accumulated earnings	$7,617,757	$54,450,904

Emerging Markets Fund and International Small Cap Fund utilized $599,368 and $313,425, respectively of its capital loss carryforward during the year ended October 31, 2017.

The tax character of distributions paid during the fiscal years ended October 31, 2017, and October 31, 2016 were as follows:

	Emerging Markets Fund		International Small Cap Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$382,796	$42,778	$1,657,054	$816,814
Net long-term capital gains	-	-	-	88,025
Total distributions paid	$382,796	$42,778	$1,657,054	$904,839

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 6 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2018 and for the year ended October 31, 2017, redemption fees were as follows:

	April 30, 2018	October 31, 2017
Emerging Markets Fund	$141	$-
International Small Cap Fund	4,357	14,271

Note 7 – Investment Transactions

For the six months ended April 30, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$19,941,088	$18,433,679
International Small Cap Fund	254,346,073	178,217,708

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares do not pay any distribution fees.

For the six months ended April 30, 2018, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$2,163,165	$-	$-	$2,163,165
Chile	422,716	-	-	422,716
China	1,843,349	9,647,777	-	11,491,126
Colombia	311,803	-	-	311,803
Czech Republic	-	39,075	-	39,075
Egypt	151,713	-	-	151,713
Greece	49,106	106,680	-	155,786
Hungary	-	38,797	-	38,797
India	581,207	2,708,430	-	3,289,637
Indonesia	320,771	597,314	-	618,085
Malaysia	125,141	923,841	-	1,048,982
Mexico	1,042,648	-	-	1,042,648
Peru	93,107	-	-	93,107
Philippines	253,212	177,721	-	430,933
Poland	-	392,922	-	392,922
Qatar	71,204	78,143	-	149,347
Russia	47,952	1,114,553	-	1,162,505
South Africa	653,759	1,787,503	-	2,441,262
South Korea	618,610	5,019,338	-	5,637,948
Taiwan	1,037,046	3,421,339	-	4,458,385
Thailand	156,511	683,201	-	839,712
Turkey	60,551	365,810	-	426,361
United Arab Emirates	242,246	32,626	-	274,872
Preferred Stocks
Brazil	736,524	-	-	736,524
South Korea	-	362,666	-	362,666
Warrants**	353	-	-	353
Receipt**	12,621	-	-	12,621
Short-Term Investments	186,843	-	-	186,843
Total Investments	$11,202,158	$27,497,736	$-	$38,699,894

*	The Fund held level 3 securities valued at zero at period end.
**	All warrants and receipts held in the Fund are level 1 securities.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Australia	$486,710	$23,121,903	$-	$23,608,613
Austria	1,683,551	3,637,118	-	5,320,669
Belgium	2,872,596	2,995,899	-	5,868,495
Denmark	1,713,436	2,656,672	-	4,370,108
Finland	-	8,102,111	-	8,102,111
France	-	15,904,302	-	15,904,302
Germany	-	19,880,486	-	19,880,486
Hong Kong	-	8,218,431	-	8,218,431
Ireland	2,051,287	1,596,216	-	3,647,503
Israel	-	6,010,078	-	6,010,078
Italy	978,366	17,338,403	-	18,316,769
Japan	-	125,047,792	-	125,047,792
Netherlands	947,754	6,705,398	-	7,653,152
New Zealand	-	2,919,957	-	2,919,957
Norway	1,738,635	8,050,203	-	9,788,838
Portugal	-	2,544,422	-	2,544,422
Singapore	253,282	6,078,075	-	6,331,357
Spain	-	9,646,168	-	9,646,168
Sweden	628,628	19,454,497	-	20,083,125
Switzerland	756,981	15,710,972	-	16,467,953
United Kingdom	13,331,244	59,314,462	-	72,645,706
Preferred Stocks
Germany	194,376	2,121,253	-	2,315,629
Units**	-	3,830,571	-	3,830,571
Short-Term Investments	5,462,438	-	-	5,462,438
Total Investments	$33,099,284	$370,885,389	$-	$403,984,673

*	The Fund did not hold any Level 3 securities at period end.
**	All units held in the Fund are level 2 securities.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2017 to April 30, 2018, represented by recognizing the April 30, 2018 market value of securities:

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$148,101	$194,376
Transfers out of Level 1	(20,291,037)	(250,827,945)
Net transfers in (out) of Level 1	$(20,142,936)	$(250,633,569)

Transfers into Level 2	$20,191,037	$250,827,945
Transfers out of Level 2	(148,101)	(194,376)
Net transfers in (out) of Level 2	$20,142,936	$250,633,569

The Emerging Markets Fund held level 3 securities valued at zero at period end. There was no change in valuation from October 31, 2017.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2018:

	Fair Value	Valuation	Unobservable	Impact to Valuation from an
	April 30, 2018	Methodologies	Input(1)	Increase in Input(2)
Common Stock	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	Actual Performance	$ 1,000.00	$ 1,053.60	$ 7.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.46	7.40
Class I	Actual Performance	1,000.00	1,054.40	6.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	Actual Performance	$ 1,000.00	$ 1,020.50	$ 6.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.41
Class I	Actual Performance	1,000.00	1,021.80	5.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.69	5.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill

540 West Madison Street, Suite 1900

Chicago, Illinois 60661

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill Emerging Markets Fund - Class A	SBHEX	46141Q 675
Segall Bryant & Hamill Emerging Markets Fund - Class I	SBEMX	46141Q 667
Segall Bryant & Hamill International Small Cap Fund - Class A	SBHSX	46141Q 659
Segall Bryant & Hamill International Small Cap Fund - Class I	SBSIX	46141Q 642

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 490-4999.

Segall Bryant & Hamill Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 490-4999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/09/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/09/2018